INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 1
Deferred tax assets	$ 888,000	$ 715,000
Valuation allowance	(888,000)	(715,000)
Net deferred tax asset